INVESTMENTS IN LOANS AND SECURITIES	12 Months Ended
Dec. 31, 2023
Investments, Debt and Equity Securities [Abstract]
INVESTMENTS IN LOANS AND SECURITIES	INVESTMENTS IN LOANS AND SECURITIES
The amortized cost, gross unrealized gains and losses and fair value of investments in loans and securities as of December 31, 2023 and 2022 were as follows (in thousands). As provided in Note 8, a portion of these investments in loans and securities are consolidated as a result of the Company’s determination that it is the primary beneficiary of certain VIEs.

	As of December 31, 2023
Investments in loans and securities, available for sale(1):	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Allowance for Credit Losses	Fair Value
Securitization notes	$91,654	$629	$(1,858)	$—	$90,425
Securitization certificates	715,646	18,684	(11,578)	(98,679)	624,073
Other loans and receivables	4,574	—	—	(2,279)	2,295
Total	$811,874	$19,313	$(13,436)	$(100,958)	$716,793
(1) Excludes accrued interest receivable of $12.5 million included in Fees and other receivables.

	As of December 31, 2022
Investments in loans and securities, held-to-maturity(1):	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Allowance for Credit Losses	Fair Value
Securitization notes	$147,574	$132	$(6,309)	$—	$141,397
Securitization certificates	302,636	23,592	(954)	—	325,274
Other loans and receivables	13,766	—	—	—	13,766
Total	$463,976	$23,724	$(7,263)	$—	$480,437
(1) Excludes accrued interest receivable of $17.5 million included in Fees and other receivables.

The following tables set forth the fair value and gross unrealized losses on investments in loans and securities without an allowance for credit losses aggregated by investment category and length of time that individual securities had been in a continuous unrealized loss position, as of the dates indicated (in thousands):

	As of December 31, 2023
	Less than or equal to 1 year		Greater than 1 year		Total
Investments in loans and securities, available for sale:	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses
Securitization notes	$59,925	$(1,858)	$—	$—	$59,925	$(1,858)
Securitization certificates	15,799	(1,988)	—	—	15,799	(1,988)
Other loans and receivables	—	—	—	—	—	—
Total	$75,724	$(3,846)	$—	$—	$75,724	$(3,846)

	As of December 31, 2022
	Less than or equal to 1 year		Greater than 1 year		Total
Investments in loans and securities, held-to-maturity:	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses
Securitization notes	$111,552	$(6,309)	$—	$—	$111,552	$(6,309)
Securitization certificates	8,406	(954)	—	—	8,406	(954)
Other loans and receivables	—	—	—	—	—	—
Total	$119,958	$(7,263)	$—	$—	$119,958	$(7,263)

The following table sets forth the amortized cost and fair value of investments in loans and securities by contractual maturities, as of the date indicated (in thousands):

	As of December 31, 2023
	Within 1 year		Greater than 1 year, less than or equal to 5 years		Total
Investments in loans and securities, available for sale:	Amortized Cost	Fair Value	Amortized Cost	Fair Value	Amortized Cost	Fair Value
Securitization notes	$2,405	$2,387	$89,249	$88,038	$91,654	$90,425
Securitization certificates	103	103	715,543	623,970	715,646	624,073
Other loans and receivables	—	—	4,574	2,295	4,574	2,295
Total (1)	$2,508	$2,490	$809,366	$714,303	$811,874	$716,793

	As of December 31, 2022
	Within 1 year		Greater than 1 year, less than or equal to 5 years		Total
Investments in loans and securities, held-to-maturity:	Amortized Cost	Fair Value	Amortized Cost	Fair Value	Amortized Cost	Fair Value
Securitization notes	$1,007	$1,007	$146,567	$140,390	$147,574	$141,397
Securitization certificates	—	—	302,636	325,274	302,636	325,274
Other loans and receivables	—	—	13,766	13,766	13,766	13,766
Total (1)	$1,007	$1,007	$462,969	$479,430	$463,976	$480,437

(1) Based on contractual maturities of corresponding repurchase agreements. See Note 6 for additional information.

The following table sets forth gross proceeds and related investment gains (losses), as well as losses on write-downs and the allowance for credit losses of securities, for the periods indicated (in thousands):

	Year Ended December 31,
	2023	2022
Investments in loans and securities, available for sale:
Proceeds from sales/maturities/prepayments	$172,061	$—
Write-offs charged against the allowance	33,552	—
Additions to allowance for credit losses not previously recorded	(134,510)	—
Investments in loans and securities, held-to-maturity:
Proceeds from sales/maturities/prepayments	—	112,897

The following tables set forth the activity in the allowance for credit losses for investments in loans and securities, as of the dates indicated (in thousands):

	Year Ended December 31, 2023
	Securitization notes	Securitization certificates	Other Loans and Receivables	Total
Balance, beginning of period	$—	$—	$—	$—
Additions to allowance for credit losses not previously recorded	—	(131,110)	(3,400)	(134,510)
Write-offs charged against the allowance	—	32,431	1,121	33,552
Balance, end of period	$—	$(98,679)	$(2,279)	$(100,958)

During the year ended December 31, 2022, the Company recorded impairment loss of $33.7 million within other income (loss), net in the consolidated statements of operations. There was no activity of the allowance for credit losses during the year ended December 31, 2022.

Equity Method and Other Investments
The following investments, including those accounted for under the equity method, are included within Equity method and other investments in the consolidated statements of financial position as of December 31, 2023 and December 31, 2022 (in thousands):

	Carrying Value
	December 31, 2023	December 31, 2022
Investments in Pagaya SmartResi F1 Fund, LP (1)	$17,357	$16,810
Other (2)	9,026	9,084
Total	$26,383	$25,894

(1) The Company owns approximately 5.4% and is the general partner of Pagaya Smartresi F1 Fund LP.
(2) Represents the Company’s proprietary investments. Income from these investments is included in Investment income in the consolidated statements of operations.